RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Commission, advertising and other revenues [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances

The principal related party transactions for the years ended December 31, 2011, 2012 and 2013 are summarized below:

	For the year ended December 31,
	2011	2012	2013

Non-compete waiver compensation revenues
Expedia (refer to a1)	-	3,701,192	14,804,767

Commission, advertising and other revenues
1) Egencia Shanghai (refer to a2)	47,154	44,358	36,153
2) Egencia Shanghai (refer to a2)	97,378	198,631	417,382
3) Hotels.com (refer to a3)	3,648,431	5,326,181	-
4) EAN (refer to a4)	10,112,820	26,127,688	81,659,483
5) Expedia (refer to a5)	407,474	394,003	1,185,101
6) Kuxun (refer to b4)	650,020	339,669	94,745
7) 2012 Second Affiliate Company (refer to g)	-	263,328	9,032,926
8) Other	20,685	176,298	92,340
Total	14,983,962	32,870,156	92,518,130

Commission, advertising and other expenses [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	For the year ended December 31,
	2011	2012	2013
Commission, advertising and other expenses
1) Hotels.com (refer to a3)	228,579	314,866	159,839
2) TripAdvisor China (refer to b2)	5,901,772	3,422,325	5,335,431
3) Kuxun (refer to b3)	5,812,043	5,175,662	9,332,505
4) Tencent (refer to c1)	29,547	84,196	40,744
5) Tencent (refer to c2)	1,783,766	9,167,909	5,241,110
6) Tencent (refer to c3)	-	340,625	282,089
7) Jiuyou (refer to e)	26,659,297	45,188,643	63,171,034
8) 2012 Affiliate Company (refer to f)	-	2,650,942	5,216,413
9) Others	-	368,319	550,386
Total	40,415,004	66,713,487	89,329,551

Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances

Amount due from related parties:

	December 31,
	2012	2013
1) Egencia Shanghai (refer to a2)	5,215,706	18,983,877
2) EAN (refer to a4)	4,040,987	6,913,654
3) Expedia (refer to a5)	236,001	97,319
4) Kuxun (refer to b4)	185,375	-
5) Tencent (refer to c1)	8,024,273	20,327,198
6) Tencent (refer to c2)	5,000,000	5,000,000
7) Tencent (refer to c3)	300,000	300,000
8) Expedia (refer to d2)	374,575	865,678
9) Jiuyou (refer to e)	-	13,547,426
10) 2012 Second Affiliate Company (refer to g)	-	100,000
11) Other	261,860	8,262
Amounts due from related parties	23,638,777	66,143,414

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances

Amount due to related parties:

	December 31,
	2012	2013
1) Expedia (refer to a1)	40,713,108	25,908,342
2) Egencia Shanghai (refer to a2)	710,919	769,636
3) Egencia Shanghai (refer to a2)	-	532,450
4) Egencia Cayman (refer to a2)	-	18,290,700
5) EAN (refer to a4)	33,952,245	31,950,021
6) TripAdvisor China (refer to b2)	201,337	335,337
7) Kuxun (refer to b3)	631,545	288,905
8) Tencent (refer to c2)	1,219,482	417,602
9) Tencent (refer to c3)	340,625	329,349
10) Expedia (refer to d1)	221,852	55,959
11) Jiuyou (refer to e)	5,602,708	-
12) 2012 Affiliate Company (refer to f)	311,025	311,025
13) 2012 Second Affiliate Company (refer to g)	5,398,068	17,768,819
14) Others	331,602	52,018
Amounts due to related parties	89,634,516	97,010,163